Company Financial Information - Cash flows (Details) € / shares in Units, € in Millions, $ in Millions						12 Months Ended
	Feb. 21, 2023	Oct. 25, 2022	Sep. 29, 2022	Jul. 08, 2022 USD ($) shares	Jul. 08, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 USD ($)	Aug. 04, 2021 € / shares	Dec. 31, 2020 € / shares
Cash generated from operating activities
Cash used in operations | $						$ 322		$ 611		$ 530
Cash flows from/(used in) operating activities | $						205		458		334
Cash flows from investing activities
Net cash used in investing activities | $						(595)		(691)		(268)
Cash flows from financing activities
Proceeds from borrowings | $						709		2,773
Repayment of borrowings | $						(110)		(5)		(8)
Treasury shares purchased | $						(35)
Net cash inflow/(outflow) from financing activities | $						499		$ 454		$ (98)
Par value | € / shares							€ 0.01		€ 0.01		€ 0.01	€ 0.01
Returning value to shareholders | $						35
Preferred shares
Cash flows from financing activities
Proceeds from share issuance				$ 260	€ 250
Preferred shares issued | shares				56,306,306	56,306,306
Dividend rate (as a percentage)	9.00%	9.00%	9.00%	9.00%	9.00%
Par value | € / shares					€ 4.44
Proceeds from share issuance				$ 260	€ 250
Transaction costs | $				$ 3
Ordinary shares
Cash flows from financing activities
Treasury shares purchased | $						$ (35)
Shares repurchased | shares						5,768,638	5,768,638	0	0
Returning value to shareholders | $						$ 35
Parent
Cash generated from operating activities
Cash used in operations							€ (4)		€ (12)
Cash flows from/(used in) operating activities							(4)		(12)
Cash flows from investing activities
Contribution to subsidiary undertaking									(585)
Net cash used in investing activities									(585)
Cash flows from financing activities
Proceeds from borrowings							35
Repayment of borrowings									(11)
Proceeds from share issuance							247		561
Treasury shares purchased							(34)
Dividends (paid)/received							(244)		46
Net cash inflow/(outflow) from financing activities							4		596
Net increase in cash and cash equivalents									(1)
Foreign exchange losses on cash and cash equivalents									1
Proceeds from share issuance							247		561
Returning value to shareholders							34
Payment of transaction costs									€ 24
Parent | Preferred shares
Cash flows from financing activities
Proceeds from share issuance							€ 250
Preferred shares issued | shares						56,306,306	56,306,306
Dividend rate (as a percentage)						9.00%	9.00%
Par value | € / shares							€ 4.44
Proceeds from share issuance							€ 250
Transaction costs							3
Parent | Ordinary shares
Cash flows from financing activities
Treasury shares purchased							€ (34)
Shares repurchased | shares						5,768,638	5,768,638	0	0
Returning value to shareholders							€ 34
Parent | Pipe investors
Cash flows from financing activities
Proceeds from issuing shares net of transaction costs									€ 585